Segment information - Reconciliation from the Adjusted EBITA to the consolidated net income (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Unallocated expenses	¥ (4,337)		¥ (6,190)	¥ (12,143)
Inter-segment elimination	(1,772)		(2,586)	(2,527)
Non-cash share-based compensation expense	(13,970)	$ (1,925)	(18,546)	(30,831)
Amortization and impairment of intangible assets	(6,336)	(873)	(21,592)	(13,504)
Impairment of goodwill, and others	(11,854)		(11,540)	(3,225)
Income (Loss) from operations	140,905	19,417	113,350	100,351
Interest and investment income, net	20,759	2,861	(9,964)	(11,071)
Interest expense	(9,596)	(1,323)	(7,947)	(5,918)
Other income, net	3,387	467	6,157	5,823
Income tax expenses	(35,445)	(4,884)	(22,529)	(15,549)
Share of results of equity method investees	5,966	822	(7,735)	(8,063)
Net income	125,976	$ 17,360	71,332	65,573
Total segments
BABA Adjusted EBITA AdjustedEarningsBeforeInterestTaxesAndAmortization	¥ 179,174		¥ 173,804	¥ 162,581